SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL.
Schedule of share repurchase activities

($ millions except as noted)	2019	2018

Share repurchase activities (thousands of common shares)

Shares repurchased	55 298	64 426

Amounts charged to

Share capital	905	1 040

Retained earnings	1 369	2 013

Share repurchase cost	2 274	3 053

Average repurchase cost per share (dollars)	41.12	47.38

Schedule of liability for share repurchases
($ millions)	December 31 2019	December 31 2018

Amounts charged to

Share capital	65	111

Retained earnings	103	152

Liability for share purchase commitment	168	263